Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	$ 34,499	$ 34,456
Definite-lived intangible assets, Accumulated amortization	(32,772)	(32,055)
Definite-lived intangible assets, Net Book Value	1,727	2,401
Intangible assets, Gross Asset	88,799	88,611
Intangible assets, Net Book Value	56,027	56,556
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	51,300	51,300
Rapid Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	2,850	2,705
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	22,599	22,599
Definite-lived intangible assets, Accumulated amortization	(21,626)	(21,219)
Definite-lived intangible assets, Net Book Value	973	1,380
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	9,575	9,570
Definite-lived intangible assets, Accumulated amortization	(9,209)	(9,096)
Definite-lived intangible assets, Net Book Value	366	474
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	1,219	1,222
Definite-lived intangible assets, Accumulated amortization	(1,194)	(1,170)
Definite-lived intangible assets, Net Book Value	25	52
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	1,106	1,065
Definite-lived intangible assets, Accumulated amortization	(743)	(570)
Definite-lived intangible assets, Net Book Value	$ 363	$ 495